Revenue Information (Details) - Schedule of Gross Profit on the Based on Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Principal Transaction Revenue [Line Items]
Gross Sales	$ 21,006,306	$ 26,934,668	$ 18,102,329
Net Sales	20,029,552	24,988,171	16,999,437
Rental revenues [Member]
Principal Transaction Revenue [Line Items]
Gross Sales	20,852,642	26,769,058	18,004,117
Reservation revenue [Member]
Principal Transaction Revenue [Line Items]
Gross Sales	30,800	62,577	76,684
Other revenue [Member]
Principal Transaction Revenue [Line Items]
Gross Sales	122,864	103,033	21,528
Sales refunds [Member]
Principal Transaction Revenue [Line Items]
Net Sales	(32,746)	(69,409)	(104,868)
Sales discount [Member]
Principal Transaction Revenue [Line Items]
Net Sales	$ (944,008)	$ (1,877,088)	$ (998,024)